Note 6 - Inventory	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of inventories [text block]
6.	INVENTORY

The following table reflects the details of inventory at
December 31:

	2017	2016	2015

Raw materials	$112,768	$662,458	$-
Finished goods	260,105	358,386	-
Work in process	151,709	96,036	-
	$524,582	$1,116,880	$-

The Company recorded an inventory write-down of
$353,476
in
2017.
Raw materials related to products under development represented the most significant portion of the write-down. Although, a value is no
longer attributed to these materials, the Company continues to utilize them in its R&D activities.